DWS Core Equity VIP Investment Strategy - Class A [Member] - DWS Core Equity VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. For purposes of this 80% investment limitation, the term total assets is defined as net assets, plus the amount of any borrowings for investment purposes. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management typically considers large companies to be those companies similar in size to companies included in the Russell 1000® Index. While the market capitalization of the Russell 1000® Index changes throughout the year, as of February 28, 2026 the market capitalization range of the Russell 1000® Index was between $1.13 billion and $4.3 trillion. Portfolio management may favor securities from different industries and companies at different times.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund’s portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund’s benchmark index.Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark.All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. From time to time, certain amounts of the fund’s assets will be invested in total return swap transactions, through which the fund and a swap counterparty will exchange the returns of a custom basket of both long and short positions selected using portfolio management’s proprietary quantitative models. Portfolio management may use total return swaps in seeking to enhance potential returns as well as for hedging. In addition, portfolio management may use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.